Trade Payables	12 Months Ended
Dec. 31, 2017
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 17:-	TRADE PAYABLES

a.	Composition

	December 31
	2017	2016
	NIS in millions
Open accounts and accrued expenses	102	375
Checks payable	11	2
	113	377

b.	Trade payables do not bear interest. As for linkage basis of trade payables, see Note 35.